IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY	12 Months Ended
Mar. 31, 2023
In-process Research And Development And Deferred Tax Liability
IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

NOTE 10. IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY

In-process research and development (“IPR&D”) consists of the following projects (in thousands):

		Value as of March 31,
Project #	Description	2023	2022
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$36,181	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	21,709	32,997
		57,890	117,210

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT 6 & PORT 7	Adenosine Receptors	22,723	–
PORT 8	Adenosine Receptors	420	–
PORT 9	Adenosine Receptors	472	–
		23,615	–

In-process research and development		$81,683	$117,388

Deferred tax liability		$13,195	$30,198

Additionally, at the end of each reporting period, the Company is required to assess whether there is any indication that an asset may be impaired. As indicated above, the Company identified external indicators of potential impairment as of March 31, 2023. Pursuant to IAS 36, the Company evaluated the current capital markets, the increasing costs of capital, and the delays in the timing of asset development and concluded that provisions for impairment were required during the year ended March 31, 2023 with respect to the iOx IPR&D and the Tarus IPR&D. The Company recognized an impairment of $59.320 million with respect to the iOx assets, reducing the Company’s carrying value from $117.210 million to $57.890 million and an impairment of $4.585 million with respect to the Tarus assets, reducing the Company’s carrying value from $28.2 million to $23.615 million. The deferred tax liability in the U.K. was reduced as a result of the IPR&D impairment loss recognized by iOx for financial statement purposes.

Deferred tax liability represents iOx’s estimated tax on the difference between book and tax basis of the IPR&D, which is taxable in the U.K, and the effect of usable net operating loss carryforwards.

As of March 31, 2023 and 2022, iOx had a net deferred tax liability of approximately $10.6 million and approximately $28.4 million, respectively. On January 8, 2019, the Company originally recognized a $19.8 million deferred tax liability, reflecting the then prevailing U.K. tax rate of 17% on the difference between the book and income tax basis of IPR&D acquired as part of the SalvaRx Acquisition. In the fiscal 2022, the Company recorded a $7.0 million increase in deferred income taxes to reflect a future change in the U.K. income tax rate to 25% effective April 1, 2023 and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in Great British Pounds. For the year ended March 31, 2023, the Company recognized an aggregate reduction in net deferred tax liability of $17.9 million, comprised of $11.3 million to recognized the deferred tax effect of loss on impairment recognized with respect to the iOx IPR&D, $0.7 million related to other current year losses, $3.8 million to reflect the change related to the future U.K. tax rates and $2.1 million to reflect the effect of the change in exchange rates on the liability settleable in British pound sterling.